Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2020 Portfolio℠
September 30, 2025
VIPF2020-NPRT3-1125
1.822349.120
Bond Funds - 52.2%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	7,017,057	65,890,169
Fidelity International Bond Index Fund (a)	2,103,562	19,752,447
Fidelity Long-Term Treasury Bond Index Fund (a)	2,057,034	19,377,263
VIP High Income Portfolio - Initial Class (a)	1,219,855	6,233,461
VIP Investment Grade Bond II Portfolio - Initial Class (a)	16,192,533	158,362,975
TOTAL BOND FUNDS (Cost $272,958,943)		269,616,315

Domestic Equity Funds - 23.6%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	323,248	21,466,912
VIP Equity-Income Portfolio - Initial Class (a)	575,984	17,394,721
VIP Growth & Income Portfolio - Initial Class (a)	674,821	23,922,395
VIP Growth Portfolio - Initial Class (a)	325,802	35,597,139
VIP Mid Cap Portfolio - Initial Class (a)	142,141	5,476,686
VIP Value Portfolio - Initial Class (a)	621,706	12,141,923
VIP Value Strategies Portfolio - Initial Class (a)	382,343	6,018,078
TOTAL DOMESTIC EQUITY FUNDS (Cost $39,188,110)		122,017,854

International Equity Funds - 21.9%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	2,339,508	35,841,263
VIP Overseas Portfolio - Initial Class (a)	2,547,030	77,098,612
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $53,514,769)		112,939,875

Money Market Funds - 2.3%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $12,043,959)	3.98	12,043,959	12,043,959

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $377,705,781)	516,618,003
NET OTHER ASSETS (LIABILITIES) - 0.0%	(77,729)
NET ASSETS - 100.0%	516,540,274

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	72,142	72,142	26	-	-	-	-	0.0%
Total	-	72,142	72,142	26	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	71,173,664	9,392,932	18,374,858	755,793	(1,297,984)	4,996,415	65,890,169	7,017,057
Fidelity International Bond Index Fund	21,311,031	3,112,886	4,867,215	234,318	23,221	172,524	19,752,447	2,103,562
Fidelity Long-Term Treasury Bond Index Fund	18,599,851	7,022,141	6,897,423	607,326	(629,742)	1,282,436	19,377,263	2,057,034
VIP Contrafund Portfolio - Initial Class	22,926,822	3,896,515	8,104,828	692,738	1,379,842	1,368,561	21,466,912	323,248
VIP Emerging Markets Portfolio - Initial Class	44,725,435	5,704,025	25,416,267	-	5,938,473	4,889,597	35,841,263	2,339,508
VIP Equity-Income Portfolio - Initial Class	18,706,116	2,460,053	5,950,802	136,881	587,487	1,591,867	17,394,721	575,984
VIP Government Money Market Portfolio - Initial Class	3,991,713	17,934,998	9,882,752	213,905	-	-	12,043,959	12,043,959
VIP Growth & Income Portfolio - Initial Class	25,657,037	3,208,536	8,381,112	246,228	2,046,266	1,391,668	23,922,395	674,821
VIP Growth Portfolio - Initial Class	37,996,681	5,788,675	12,130,951	433,707	(310,811)	4,253,545	35,597,139	325,802
VIP High Income Portfolio - Initial Class	6,518,530	412,599	1,195,234	12,288	2,592	494,974	6,233,461	1,219,855
VIP Investment Grade Bond II Portfolio - Initial Class	162,490,234	26,803,155	40,586,974	36,861	(1,167,897)	10,824,457	158,362,975	16,192,533
VIP Mid Cap Portfolio - Initial Class	5,889,310	1,187,604	1,706,651	257,255	(74,851)	181,274	5,476,686	142,141
VIP Overseas Portfolio - Initial Class	77,372,468	12,886,975	27,610,463	867,483	5,055,438	9,394,194	77,098,612	2,547,030
VIP Value Portfolio - Initial Class	13,144,687	2,032,620	3,306,388	486,460	(113,715)	384,719	12,141,923	621,706
VIP Value Strategies Portfolio - Initial Class	6,529,148	1,035,641	1,596,588	115,445	(94,551)	144,428	6,018,078	382,343
	537,032,727	102,879,355	176,008,506	5,096,688	11,343,768	41,370,659	516,618,003

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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